Warrants - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016	Dec. 23, 2020	Sep. 29, 2020	Dec. 31, 2015
Class of Warrant or Right [Line Items]
Warrants exercise price						$ 0.82
Rocket Lab USA, Inc.
Class of Warrant or Right [Line Items]
Estimated fair value of warrants		$ 496
Fair value of warrants	$ 5,026	2,433	$ 769
Rocket Lab USA, Inc. | Series B Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrants issued							33,774
Warrants exercise price							$ 1.80
Warrants term							10 years
Fair value of warrants	2,255	$ 1,466	$ 515
Rocket Lab USA, Inc. | Series C Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrants issued				13,090
Warrants exercise price				$ 2.25
Warrants to purchase vested		9,600	7,636
Rocket Lab USA, Inc. | Series D Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Warrants issued				77,198
Warrants exercise price				$ 19.05
Warrants to purchase vested		56,612	45,032
Rocket Lab USA, Inc. | Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants issued				51,184	13,432
Warrants exercise price				$ 0.82	$ 11.62
Warrants term				10 years	10 years
Estimated fair value of warrants				$ 23
Rocket Lab USA, Inc. | Additional Paid-in Capital
Class of Warrant or Right [Line Items]
Estimated fair value of warrants	$ 496	$ 496